SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Assets (Details)	Jul. 08, 2019 USD ($)	Jan. 21, 2019 USD ($)	Oct. 22, 2015	Dec. 31, 2019 USD ($) loan_agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 05, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of subsidiaries [line items]
Borrowings				$ 51,386,000	$ 0	$ 6,011,000		$ 217,000
Factoring of receivables | Banco Santander
Disclosure of subsidiaries [line items]
Receivables transferred under factoring agreement				3,510,000
Dynaflows S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			33.27%
Clarice
Disclosure of subsidiaries [line items]
Financial assets, at fair value					400,000
Subsidiaries | Collokia investment
Disclosure of subsidiaries [line items]
Financial assets, at fair value				115,000	$ 106,000
Borrowings				300,000			$ 100,000
Borrowings, interest rate							2.80%
Subsidiaries | Wolox
Disclosure of subsidiaries [line items]
Financial assets, at fair value				1,841,000
Borrowings		$ 1,800,000
Borrowings, interest rate		2.00%
Borrowing term		18 months
Subsidiaries | Singularity Education Group
Disclosure of subsidiaries [line items]
Financial assets, at fair value				1,280,000
Borrowings	$ 1,250,000
Borrowings, interest rate	5.00%
Borrowing term	1 year
Subsidiaries | The Startups
Disclosure of subsidiaries [line items]
Financial assets, at fair value				300,000
Borrowings				$ 300,000
Number of purchase agreements | loan_agreement				4
Minimum | Subsidiaries | The Startups
Disclosure of subsidiaries [line items]
Borrowings, interest rate				5.00%
Maximum | Subsidiaries | The Startups
Disclosure of subsidiaries [line items]
Borrowings, interest rate				12.00%